Schedule of Components of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ (307,557)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	543,944
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	4,204
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	365,401
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	3,761,084
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(4,603,763)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	57,844
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	4,305,028
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ (4,599,559)